Income and Expenses - Summary of Total Cost of Revenue Includes Expenses of Nature (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Analysis of income and expense [abstract]
Staff expenses and wages	$ 1,969	$ 8,651	$ 10,674	$ 8,816
Contributions to defined contribution plans	90	493	514	529
Depreciation	174	4,753	3,626	2,183
Amortization	1	82	22	3
Net change in inventories for the period	5,348	65,104	82,006	43,122
Supplies and subcontracting costs	2,701	17,737	17,991	2,412
Royalties	1,432	5,889	6,728	6,339
Freight charges	447	9,128	9,494	2,603
Equipment costs	227	732	980	1,002
Premises costs	623	1,387	1,925	2,005
Others	143	569	660	407
Total cost of revenue	$ 13,155	$ 114,525	$ 134,620	$ 69,421